Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Significant Accounting Policies [Text Block]

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF CONSOLIDATION:    The consolidated financial statements include the accounts of Friedman Industries, Incorporated and its subsidiary (collectively, the “Company”). All material intercompany amounts and transactions have been eliminated.

REVENUE RECOGNITION:    Revenue is generated primarily from contracts to manufacture or process steel products and is recognized when performance obligations are complete. Generally, the Company’s performance obligations are satisfied, control of our products is transferred, and revenue is recognized at a single point in time, when title transfers to our customer for product shipped or when services are provided. Revenue is recorded in an amount that reflects the consideration expected to be received in exchange for those goods or services. SeeNote 14 for further information.

TRADE RECEIVABLES:    The Company’s receivables are recorded when billed, advanced or accrued and represent claims against third parties that will be settled in cash. The carrying value of the Company’s receivables, net of the allowance for doubtful accounts and cash discounts allowed, represents their estimated net realizable value. The Company estimates its allowance for doubtful accounts based on historical collection trends, the age of outstanding receivables and existing economic conditions. Trade receivables are generally considered past due after 30 days from invoice date. Past-due receivable balances are written-off when the Company’s internal collection efforts have been unsuccessful in collecting the amount due. The balance of the Company’s allowance for doubtful accounts was $84,819 and $17,834 at March 31, 2022 and March 31, 2021, respectively.

INVENTORIES:    Inventories consist of prime coil, non-standard coil and tubular materials. Prime coil inventory consists primarily of raw materials, non-standard coil inventory consists primarily of raw materials and tubular inventory consists of both raw materials and finished goods. Cost for prime coil inventory is determined using the average cost method. Cost for non-standard coil inventory is determined using the specific identification method. Cost for tubular inventory is determined using the average cost method. All inventories are valued at the lower of cost or net realizable value. The Company did not have any lower of cost or net realizable value adjustments during fiscal 2022. During the first quarter of fiscal 2021, tubular finished goods inventory was written down $274,093 to lower the carrying value to net realizable value. Obsolete or slow-moving inventories are not significant based on the Company’s review of inventories. Accordingly, no allowance has been provided for such items.

The following is a summary of inventory by product group:

	March 31,
	2022	2021
Prime coil inventory	$50,482,022	$23,079,012
Non-standard coil inventory	1,063,374	1,419,055
Tubular raw material	9,049,598	2,607,197
Tubular finished goods	7,351,128	8,910,829
	$67,946,122	$36,016,093

Tubular raw material inventory consists of hot-rolled steel coils that the Company will manufacture into pipe. Tubular finished goods inventory consists of pipe the Company has manufactured and mill reject pipe that the Company purchased from U.S. Steel Tubular Products, Inc.

DERIVATIVE INSTRUMENTS:    From time to time, the Company may use futures contracts to partially manage exposure to price risk. The Company elects hedge accounting for some of its derivatives. For derivatives designated for hedge accounting and classified as cash flow hedges, changes in fair value are recognized as a component of other comprehensive income and reclassified into earnings during the period in which the hedged transaction affects earnings. For derivatives designated for hedge accounting and classified as fair value hedges, changes in fair value are recognized in the same balance sheet line as the hedged item until the hedged item affects earnings. For derivatives where hedge accounting is not elected, changes in fair value are immediately recognized in earnings. The Company has forward physical purchase supply agreements in place for a portion of its monthly physical steel needs. These supply agreements are not subject to mark-to-market accounting due to the Company electing the normal purchase normal sales exclusion provided in Accounting Standards Codification 815 - Derivatives and Hedging. See Note 6 for further information about the Company's derivative instruments.

PROPERTY, PLANT AND EQUIPMENT:    Property, plant and equipment is stated at cost. Depreciation is calculated primarily by the straight-line method over the estimated useful lives of the various classes of assets as follows:

Buildings (in years)	20
Machinery and equipment (in years)	10 to 15
Yard improvements (in years)	5 to 15
Loaders and other rolling stock (in years)	5 to 15

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. The Company assesses recoverability by comparing the carrying amount of the asset or asset group to estimated undiscounted future cash flows expected to be generated by the asset or asset group. If an asset or asset group is considered impaired, the impairment loss to be recognized is measured as the amount by which the asset’s or asset group's carrying amount exceeds its estimated fair value. Long-lived assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less cost to sell. The Company did not identify any indicators of impairment during fiscal 2022 or fiscal 2021.

When property, plant and equipment is sold or otherwise disposed of, any gains or losses are reflected in income. If a loss on disposal is expected, such losses are recognized when the assets are reclassified as assets held for sale.

Maintenance and repairs are expensed as incurred.

PAYCHECK PROTECTION PROGRAM LOAN:    During fiscal 2021, the Company received a Paycheck Protection Program loan ("PPP Loan") as provided by the Coronavirus Aid, Relief and Economic Security Act ("CARES Act"). The Company accounted for the PPP Loan in accordance with Accounting Standards Codification 470 - Debt. The principal balance of the loan and accrued interest payable were recorded as liabilities on the Company's Consolidated Balance Sheet at March 31, 2021. During the first quarter of fiscal 2022, the Company was granted full forgiveness of the PPP Loan. The forgiven principal and accrued interest were recognized as a gain on extinguishment of debt and recorded in "Other income (loss), net" on the Company's Statement of Operations for fiscal 2022. See Note 3 for additional information about the PPP Loan.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS:    The Company maintains life insurance policies on each officer. From time to time and in its discretion, the Board of Directors of the Company has approved the transfer of the applicable policy to an officer upon their retirement. The Company’s accrued liability for these potential future transfers was $119,591 and $108,609 at March 31, 2022 and March 31, 2021, respectively. The transfer of a life insurance policy to an officer is a noncash transaction.

SHIPPING COSTS:    Sales are increased for freight billed to customers and freight costs are charged to cost of products sold.

SUPPLEMENTAL CASH FLOW INFORMATION:    The Company paid interest of approximately $213,000 and $8,000 in fiscal 2022 and fiscal 2021, respectively. The Company paid income taxes of approximately $8,347,000, net of a tax refund of approximately $423,000, in fiscal 2022 and paid income taxes of approximately $10,000 in fiscal 2021. At March 31, 2022, the "Construction in process" balance of $15,925,306 consisted of $8,081,524 in accrued capital expenditures related to the Sinton facility for which cash outlay had not occurred.

INCOME TAXES:    The Company accounts for income taxes under the liability method, whereby the Company recognizes deferred tax assets and liabilities, which represent differences between the financial and income tax reporting bases of its assets and liabilities. Deferred tax assets and liabilities are determined based on temporary differences between income and expenses reported for financial reporting and tax reporting. The Company has assessed, using all available positive and negative evidences, the likelihood that the deferred tax assets will be recovered from future taxable income.

The Company has also analyzed tax positions taken on tax returns filed and does not believe that any are more likely than not to be overturned by the respective tax jurisdiction. Therefore, no liability for uncertain tax positions has been recognized.

USE OF ESTIMATES:    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The more significant estimates and judgements include forecasted purchases of hot-rolled coil and forecasted sales of prime coil inventory and manufactured pipe inventory in relation to hedging activities and the fair value of the pipe finishing facility, when impaired. From time to time, the Company hedges forecasted purchases and sales and may designate those transactions for hedge accounting. If the original forecasts are subsequently reduced, it could result in the Company’s hedged positions exceeding revised forecasts, thus warranting immediate recognition in earnings of previously deferred hedge income or losses associated with excess hedges. A pattern of missed forecasts could call into question the Company’s ability to accurately predict forecasted transactions and the propriety of using hedge accounting in the future for similar forecasted transactions. To mitigate against the negative consequences of missing forecasts we have set an internal policy to designate hedging instruments for accounting purposes only up to 75% of forecasted sales or purchases. Determination of forecasted purchases of hot-rolled coil and forecasted sales of prime coil inventory and manufactured pipe inventory require the Company to make assumptions related to customer demand and the volume and timing of inventory purchases. If impairment indicators are present, the pipe-finishing facility impairment analysis requires assumptions related to future operations of the facility and estimates related to the replacement cost and value in exchange for the assets. Actual results could differ from these estimates.

FINANCIAL INSTRUMENTS:    Since the Company’s financial instruments are considered short-term in nature, their carrying values approximate fair value.

EARNINGS PER SHARE:   The Company uses the two-class method of calculating earnings per share, which determines earnings per share for each class of common stock and participating security as if all earnings of the period had been distributed. As the holders of restricted stock are entitled to receive non-forfeitable dividends during the restriction period, unvested shares of restricted stock qualify as participating securities. Unvested restricted shares participate on an equal basis with common shares; therefore, there is no difference in undistributed earnings allocated to each participating security. Unvested restricted stock is forfeitable until earned and therefore not considered outstanding for basic earnings per share. Net income per basic common share is computed using the weighted average number of common shares outstanding during the period and net income attributable to common stockholders is adjusted to allocate dividends paid to unvested shares as well as undistributed earnings. Net income per diluted common share is computed using the weighted average number of common shares and participating securities outstanding during the period.

ECONOMIC RELATIONSHIP:    The Company purchases its inventory from a limited number of suppliers. Loss of any of these suppliers could have a material adverse effect on the Company. In March 2020, U.S. Steel announced the idling of their Lone Star Tubular Operations which was the sole supplier of mill reject pipe to the Company. U.S. Steel's facility was idled as announced and the Company's receipts of mill reject pipe ceased in August 2020. At March 31, 2022, we had approximately 1,200 tons of mill reject inventory with substantially all of this material expected to sell in the following quarter. For the fiscal year ended March 31, 2022, sales of mill reject pipe totaled approximately $10,312,000 and accounted for approximately $3,824,000 of the tubular segment's operating profit for the period with approximately $1,280,000 of allocated operating, administrative and selling expenses included in the calculation of operating profit related to mill reject pipe. For the fiscal year ended March 31, 2021, sales of mill reject pipe totaled approximately $5,284,000 and accounted for approximately $1,313,000 of the tubular segment's operating profit for the period with approximately $802,000 of allocated operating, administrative and selling expenses included in the calculation of operating profit related to mill reject pipe. The Company is expanding its manufactured pipe sales to counteract the impact of mill reject sales ending in the near future.

Coil segment sales to O'Neal Steel accounted for approximately 11% of total Company sales in fiscal 2022. No other customers accounted for 10% or more of total Company sales in fiscal 2022. For fiscal year 2021, no individual customer accounted for 10% or more of total Company sales.

The Company’s sales are concentrated primarily in the midwestern, southwestern, and southeastern regions of the United States and are primarily to customers in the steel distributing and fabricating industries. The Company performs periodic credit evaluations of the financial conditions of its customers and generally does not require collateral. Generally, receivables are due within 30 days.

NEW ACCOUNTING PRONOUNCEMENTS:   In December 2019, the FASB issued Accounting Standards Update 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which simplifies accounting for income taxes by revising or clarifying existing guidance in ASC 740, as well as removing certain exceptions within ASC 740. We adopted this guidance on April 1, 2021. The adoption of this guidance did not have a material impact on the Company's Consolidated Financial Statements.